Shareholder Report, Average Annual Return (Details) B061123_Direxion Daily Semiconductors Top 5 Bull 2X ETF_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Semiconductors Top 5 Bull 2X ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily Semiconductors Top 5 Bull 2X ETF NAV
Average Annual Return, Percent	38.24%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	2.34%
NYSE Semiconductor Top 5 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYSE Semiconductor Top 5 Equal Weight Index
Average Annual Return, Percent	18.81%